Other Payables and Accruals (Details) - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018
Other Payables and Accruals
Unearned revenue	$ 2,325	$ 38,680
Accrued off-hire	6,584	7,376
Accrued purchases	7,012	18,578
Accrued interest	40,058	38,107
Other accruals	23,073	24,709
Total	$ 79,052	$ 127,450